RECONCILIATIONS OF NET SALES	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
RECONCILIATIONS OF NET SALES

In accordance with FASB ASC 605-50, the Company classifies the following allowances to customers as reductions of sales:

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
Gross sales	$2,571,977	$1,787,947	$1,582,063	$160,092
Less:
Sales discounts	52,075	26,826	23,101	2,383
Credits	-	5,449		507
Returns and allowances	379	-	9	-
Trade spending	945,569	676,943	567,398	29,348
Slotting fees	152,000	50,000	29,000	-
Net sales	$1,421,954	$1,028,729	$962,555	$127,854